FOXHALL GLOBAL TRENDS FUND
Investment Objective
The Fund's investment objective is growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	FOXHALL GLOBAL TRENDS FUND Foxhall Global Trends Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (USD $)		FOXHALL GLOBAL TRENDS FUND Foxhall Global Trends Fund
Investment Management Fees		1.00%
Distribution (12b-l) Fees		0.40%
Other Expenses		2.92%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1]	4.39%
Less Fee Waivers and Reimbursements	[2]	(2.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.25%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Expense Cap/Reimbursement Agreement with the Company (the 'Expense Agreement'), the Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% of the Fund's average daily net assets. The Expense Agreement remains in effect until October 28, 2011 and shall automatically continue for successive renewal terms of one year each, either party notifies the other party upon 60 days' written notice of its desire to terminate the Expense Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FOXHALL GLOBAL TRENDS FUND Foxhall Global Trends Fund
1 Year	228
3 Years	1,136
5 Years	2,055
10 Years	4,401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 756% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of securities of companies and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration. When, based on certain technical market indicators, the Advisor believes that the markets are in a long-term uptrend, the Fund will seek to invest at least 80% of its assets in the securities of companies worldwide of all capitalizations, or through ETFs investing in such securities, that the Fund's investment advisor believes have potential for capital growth. The Advisor uses a 'relative strength' approach to choosing investments, emphasizing a selection process favoring positions with potential for growth. The Advisor also may, based on several technical market indicators, when the Advisor believes the markets are in a sustained downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain 'values-based' non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production. Such analysis and screening will not apply to potential and actual investments in ETFs. See "Investment Selection Process'.

Principal Investment Risks

You could lose money on your investment in the Fund. As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor's portfolio. Though the investment discipline that the Advisor uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk. Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Interest Rate Risk. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other Fund.

Investing in ETFs. The Fund may invest in exchange-traded funds ('ETF'), including short or leveraged ETFs. (See also 'Derivatives Risks' above and in the 'Investment Risks' section of this prospectus). The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening. The Advisor cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity. The Fund utilizes IW Financial to provide values based investment screening services. There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Foreign Securities Risks. Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk. Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Derivatives Risks. The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index. These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio. Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing. Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF's asset base, making it much harder to recover gains in the next market upturn. Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

For additional information about the Fund's primary risks, see the 'Investment Risks' section of this prospectus and 'Investment Risks and Considerations' section in the Fund's Statement of Additional Information.

Performance Information

The bar chart below and table that follows will give you some idea of the risks involved in investing in the Fund by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index. The bar chart shows changes in the Fund's performance from year to year and does not reflect the deduction of any sales charges applicable during those years. If the effect of a sales charge was reflected, returns would have been lower than those shown. The returns in the performance table include the effect of a sales charge. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008 and subsequently changed its name to the Foxhall Global Trends Fund in December 2009.

Performance Bar Chart For Calendar Years Ended December 31

During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was -16.01% (quarter ended 9/30/08). The year to date return as of September 30, 2010 was 3.29%.

Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns FOXHALL GLOBAL TRENDS FUND		1 Year	5 Years	Since Inception	Inception Date
Foxhall Global Trends Fund		none	2.37%	1.14%	Apr 16, 2002
Foxhall Global Trends Fund Return after taxes on distributions	[1]	none	2.37%	1.14%	Apr 16, 2002
Foxhall Global Trends Fund Return after taxes on distributions and sale of Fund shares	[1]	none	2.03%	0.97%	Apr 16, 2002
S&P 500	[2]	15.06%	2.29%	3.27%	Apr 16, 2002
Dow Jones Global Index	[3]	14.32%	3.99%	6.53%	Apr 16, 2002
[1]	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S and P 500 Index is an unmanaged index generally representative of the performance of large companies in the United States stock market. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.
[3]	The Dow Jones Global IndexSM is a broad yet investable measure of the global stock market. It targets 95% coverage of markets open to foreign investment. The index currently tracks 51 countries, including 25 developed markets and 26 emerging markets. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	DOMINION FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000889392
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2011
Prospectus Date	rr_ProspectusDate	Jan 18, 2011
FOXHALL GLOBAL TRENDS FUND | Foxhall Global Trends Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_ExchangeFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Investment Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%	[1]
Less Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	1,136
5 Years	rr_ExpenseExampleYear05	2,055
10 Years	rr_ExpenseExampleYear10	4,401
Annual Return 2003	rr_AnnualReturn2003	25.17%
Annual Return 2004	rr_AnnualReturn2004	(1.90%)
Annual Return 2005	rr_AnnualReturn2005	12.47%
Annual Return 2006	rr_AnnualReturn2006	7.64%
Annual Return 2007	rr_AnnualReturn2007	16.48%
Annual Return 2008	rr_AnnualReturn2008	(16.11%)
Annual Return 2009	rr_AnnualReturn2009	6.79%
Annual Return 2010	rr_AnnualReturn2010	5.04%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2002
FOXHALL GLOBAL TRENDS FUND | Foxhall Global Trends Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	2.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2002	[3]
FOXHALL GLOBAL TRENDS FUND | Foxhall Global Trends Fund | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	2.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2002	[3]
FOXHALL GLOBAL TRENDS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FOXHALL GLOBAL TRENDS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 756% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of securities of companies and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration. When, based on certain technical market indicators, the Advisor believes that the markets are in a long-term uptrend, the Fund will seek to invest at least 80% of its assets in the securities of companies worldwide of all capitalizations, or through ETFs investing in such securities, that the Fund's investment advisor believes have potential for capital growth. The Advisor uses a 'relative strength' approach to choosing investments, emphasizing a selection process favoring positions with potential for growth. The Advisor also may, based on several technical market indicators, when the Advisor believes the markets are in a sustained downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain 'values-based' non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production. Such analysis and screening will not apply to potential and actual investments in ETFs. See "Investment Selection Process'.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund. As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor's portfolio. Though the investment discipline that the Advisor uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk. Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Interest Rate Risk. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other Fund.

Investing in ETFs. The Fund may invest in exchange-traded funds ('ETF'), including short or leveraged ETFs. (See also 'Derivatives Risks' above and in the 'Investment Risks' section of this prospectus). The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening. The Advisor cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity. The Fund utilizes IW Financial to provide values based investment screening services. There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Foreign Securities Risks. Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk. Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Derivatives Risks. The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index. These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio. Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing. Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF's asset base, making it much harder to recover gains in the next market upturn. Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

For additional information about the Fund's primary risks, see the 'Investment Risks' section of this prospectus and 'Investment Risks and Considerations' section in the Fund's Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and table that follows will give you some idea of the risks involved in investing in the Fund by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index. The bar chart shows changes in the Fund's performance from year to year and does not reflect the deduction of any sales charges applicable during those years. If the effect of a sales charge was reflected, returns would have been lower than those shown. The returns in the performance table include the effect of a sales charge. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008 and subsequently changed its name to the Foxhall Global Trends Fund in December 2009.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below shows the fund's performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was -16.01% (quarter ended 9/30/08). The year to date return as of September 30, 2010 was 3.29%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For period ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
FOXHALL GLOBAL TRENDS FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2002	[4]
FOXHALL GLOBAL TRENDS FUND | Dow Jones Global Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.99%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2002	[5]

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Expense Cap/Reimbursement Agreement with the Company (the 'Expense Agreement'), the Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% of the Fund's average daily net assets. The Expense Agreement remains in effect until October 28, 2011 and shall automatically continue for successive renewal terms of one year each, either party notifies the other party upon 60 days' written notice of its desire to terminate the Expense Agreement.
[3]	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The S and P 500 Index is an unmanaged index generally representative of the performance of large companies in the United States stock market. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.
[5]	The Dow Jones Global IndexSM is a broad yet investable measure of the global stock market. It targets 95% coverage of markets open to foreign investment. The index currently tracks 51 countries, including 25 developed markets and 26 emerging markets. Index returns assume reinvestment of dividends. Unlike the Fund's returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.